Acquisitions and Other Agreements - Unaudited Pro Forma Results of Operations (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Warner Chilcott [Member]	Dec. 31, 2012 Warner Chilcott [Member]	Dec. 31, 2012 Actavis Group [Member]	Dec. 31, 2011 Actavis Group [Member]
Business Acquisition [Line Items]
Net revenues	$ 10,468.2	$ 10,555.3	$ 8,082.7	$ 7,090.7
Net income / (loss) attributable to common shareholders	$ (244.2)	$ (445.4)	$ 111.6	$ (429.4)
Basic	$ (1.72)	$ (2.68)	$ 0.86	$ (3.35)
Diluted	$ (1.72)	$ (2.68)	$ 0.85	$ (3.35)